CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary shares	Additional Paid-In Capital	Statutory reserves	Unrestricted	Accumulated Other Comprehensive Income	Noncontrolling Interest	Total
Balance at beginning, shares at Dec. 31, 2017	19,000,000
Balance at beginning, value at Dec. 31, 2017	$ 19,000	$ 7,335,139		$ (9,928,286)	$ 35,319	$ 181,589	$ (2,357,239)
Capital contribution from shareholders		202,104					(202,104)
Net income				2,604,587			2,604,587
Net income attributable to noncontrolling interests						(162,212)	(162,212)
Foreign currency translation adjustment					22,803	1,280	24,083
Balance at ending, shares at Dec. 31, 2018	19,000,000
Balance at ending, value at Dec. 31, 2018	$ 19,000	7,537,243		(7,323,699)	58,122	20,657	311,323
Capital contribution from shareholders
Acquisition of additional noncontrolling interest		(1,685,154)				(104,050)	(1,789,204)
Net income				4,847,357			4,847,357
Net income attributable to noncontrolling interests						254,471	254,471
Statutory reserve			31,778	(31,778)
Foreign currency translation adjustment					(28,797)	(595)	(29,392)
Balance at ending, shares at Dec. 31, 2019	19,000,000
Balance at ending, value at Dec. 31, 2019	$ 19,000	5,852,089	31,778	(2,508,120)	29,325	170,483	3,594,555
Capital contribution from shareholders
Net income				3,998,274			3,998,274
Net income attributable to noncontrolling interests						61,886	61,886
Statutory reserve			405,771	(405,771)
Foreign currency translation adjustment					464,721	11,859	476,580
Balance at ending, shares at Dec. 31, 2020	19,000,000
Balance at ending, value at Dec. 31, 2020	$ 19,000	$ 5,852,089	$ 437,549	$ 1,084,383	$ 494,046	$ 244,228	$ 8,131,295